                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                         -----------------------------

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                            REGISTRATION NO. 2-29858
                         POST-EFFECTIVE AMENDMENT NO. 68

                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-1701
                                AMENDMENT NO. 43

                        DAVIS NEW YORK VENTURE FUND, INC.

                        2949 East Elvira Road, Suite 101
                              Tucson, Arizona 85706
                                (1-520-434-3771)

Agents For Service:           Thomas D. Tays, Esq.
                              Davis Selected Advisers, L.P.
                              2949 East Elvira Road, Suite 101
                              Tucson, AZ 85706
                              (520) 434-3771

                                      -or-

                              Arthur Don, Esq.
                              D'Ancona & Pflaum
                              111 East Wacker Drive
                              Suite 2800
                              Chicago IL 60601-4205
                              (1-312-602-2048)

It is proposed that this filing will become effective:

              Immediately upon filing pursuant to paragraph (b) of Rule 485
       -----
              On _______ , pursuant to paragraph (b) of Rule 485
       -----
         X    80 days after filing pursuant to paragraph (a)(1) of Rule 485
       -----
              On _______ , pursuant to paragraph (a) of Rule 485
       -----
              75 days after filing pursuant to paragraph (a)(2) of Rule 485
       -----

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              On _______ , pursuant to paragraph (a)(2) of Rule 485
       -----

Title of Securities being Registered Common Stock of: DAVIS STRATEGIC VALUE FUND
                                     ---------------


                                EXPLANATORY NOTE

This Post-Effective Amendment No. 68 to the Registration Statement is filed for the purpose of delaying the effective date of a new series of the Registrant, Davis Strategic Value Fund which was initially fined in Post-Effective Amendment No. 67. This Amendment is not intended to amend the prospectuses and statements of additional information of other series of the Registrant.

                           RULE 473 DELAYING AMENDMENT

Pursuant to Rule 473 of the Securities Act of 1933, the registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said section 8(a), may determine.

                                    FORM N-1A

                        DAVIS NEW YORK VENTURE FUND, INC.

        POST-EFFECTIVE AMENDMENT NO. 68 UNDER THE SECURITIES ACT OF 1933
                       REGISTRATION STATEMENT NO. 2-29858

                                       AND

    POST-EFFECTIVE AMENDMENT NO. 43 UNDER THE INVESTMENT COMPANY ACT OF 1940
                            REGISTRATION NO. 811-1701


                        DAVIS NEW YORK VENTURE FUND, INC.

SIGNATURES
----------

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 24th day of July, 2002.

                                            DAVIS NEW YORK VENTURE FUND, INC.

                                                   *By: /s/ Thomas Tays
                                                        ------------------------
                                                            Thomas Tays
                                                            Attorney-in-Fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

     Signature                           Title                         Date
     ---------                           -----                         ----

Christopher C. Davis*       President, Chief Executive Officer     July 24, 2002
---------------------
Christopher C. Davis

Sharra L. Reed*             Principal Financial Officer
---------------
Sharra L. Reed              and Treasurer                          July 24, 2002


                                                   * By: /s/ Thomas Tays
                                                         -----------------------
                                                             Thomas Tays
                                                             Attorney-in-Fact


*Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the power of attorney filed as Exhibit 23(q)(1) of Registrant's registration statement 2-29858, filed on Edgar August 6, 2001.


                                                   /s/ Thomas Tays
                                                   -----------------------------
                                                   Thomas Tays
                                                   Attorney-in-Fact



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                        DAVIS NEW YORK VENTURE FUND, INC.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on July 24, 2002, by the following persons in the capacities indicated.

            Signature                                       Title
            ---------                                       -----

Wesley E. Bass. Jr.*                                       Director
---------------------------------
Wesley E. Bass, Jr.

Jeremy H. Biggs*                                           Director
---------------------------------
Jeremy H. Biggs

Marc P. Blum*                                              Director
---------------------------------
Marc P. Blum

Andrew A. Davis*                                           Director
---------------------------------
Andrew A. Davis

Christopher C. Davis*                                      Director
---------------------------------
Christopher C. Davis

Jerry D. Geist*                                            Director
---------------------------------
Jerry D. Geist

D. James Guzy*                                             Director
---------------------------------
D. James Guzy

G. Bernard Hamilton*                                       Director
---------------------------------
G. Bernard Hamilton

Theodore B. Smith, Jr.*                                    Director
---------------------------------
Theodore B. Smith, Jr.

Christian R. Sonne*                                        Director
---------------------------------
Christian R. Sonne

Marsha Williams*                                           Director
-------------------------------
Marsha Williams

* Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit (q)(1) of Registrant's registration statement 2-29858, filed on Edgar August 6, 2001.

                                               /s/ Thomas Tays
                                               -------------------------
                                               Thomas Tays
                                               Attorney-in-Fact


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